Paycheck Protection Program Loan	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Archer Aviation Inc
Paycheck Protection Program Loan

6.      Paycheck Protection Program Loan

On March 27, 2020, President Trump signed into law the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations, increased limitations on qualified charitable contributions, and technical corrections to tax depreciation methods for qualified improvement property. The CARES Act also appropriated funds for the U.S. Small Business Administration (“SBA”) Paycheck Protection Program (“PPP”) loans that are forgivable in certain situations to promote continued employment, as well as Economic Injury Disaster Loans to provide liquidity to small businesses harmed by COVID-19.

On April 9, 2020, the Company entered into a PPP Loan with JPMorgan Chase Bank, N.A. under the Paycheck Protection Program of the CARES Act and received total proceeds of $905, with interest accruing at a rate of 0.98% per annum. The application for these funds required the Company to, in good faith, certify that the current economic uncertainty made the loan request necessary to support the ongoing operations of the Company and that the Company will use the loan funds to retain workers, maintain payroll, or make mortgage, lease, and utility payments. In accordance with the requirements of the CARES Act, the Company used the proceeds for payroll costs. In June 2021, the Company received notification from the SBA that the loan and accrued interest, totaling $912, was forgiven in full. Accordingly, the Company recorded a gain on forgiveness of PPP loan and interest in the condensed statement of operations and comprehensive loss.

7.Paycheck Protection Program Loan

On March 27, 2020, President Trump signed into law the CARES Act (defined above). The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations, increased limitations on qualified charitable contributions and technical corrections to tax depreciation methods for qualified improvement property. The CARES Act also appropriated funds for the U.S. Small Business Administration (“SBA”) Paycheck Protection Program loans that are forgivable in certain situations to promote continued employment, as well as Economic Injury Disaster Loans to provide liquidity to small businesses harmed by COVID-19.

On April 9, 2020, the Company entered into a PPP Loan with JPMorgan Chase Bank, N.A., under the Paycheck Protection Program of the CARES Act. The application for these funds required the Company to, in good faith, certify that the current economic uncertainty made the loan request necessary to support the ongoing operations of the Company and that the Company will use the loan funds to retain workers, maintain payroll, or make mortgage, lease, and utility payments. Based in part on the Company’s assessment of the uncertainty associated with its future operating performance created by the COVID-19 pandemic and related governmental responses, and the going concern uncertainty reflected in the Company’s financial statements, the Company believed in good faith that it met the eligibility requirements for the PPP Loan. If, despite the good-faith belief that given the Company’s circumstances all eligibility requirements for the PPP Loan were satisfied, it is later determined that the Company had violated any applicable laws or regulations or it is otherwise determined the Company was ineligible to receive the PPP Loan, it may be required to repay the PPP Loan in its entirety and/or be subject to additional penalties and potential liabilities.

The Company received total proceeds of $905 from the PPP Loan, which is due on April 9, 2022. In accordance with the requirements of the CARES Act, the Company will use the proceeds for payroll costs. Interest accrues on the PPP Loan at the rate of 0.98% per annum. Neither principal nor interest shall be due or payable during the six-month deferral period beginning on April 9, 2020. On June 11, 2020, the SBA extended the deferral period to ten months. Commencing one month after the expiration of the deferral period and continuing on the same day of each month thereafter until the maturity date, the Company will pay to JPMorgan Chase Bank, N.A. monthly payments of principal and interest, each in such equal amount required to fully amortize the principal amount outstanding on the loan. The Company accounts for the PPP Loan as debt and will accrue interest over the term of the loan. As of December 31, 2020, the PPP Loan had an outstanding balance of $645 and $260 in notes payable and notes payable, net of current portion, respectively, in the accompanying balance sheets.

The future principal payments under the PPP loan agreement as of December 31, 2020 were as follows:

Years ending December 31,
2021	$645
2022	260
$905

The Company may apply to JPMorgan Chase Bank, N.A., for loan forgiveness in an amount equal to the sum of payroll costs, covered mortgage interest payments, covered rent payments, and covered utilities during the eight weeks following disbursement on the PPP Loan. Not more than 25% of the forgiven amount may be for non-payroll costs. Forgiveness of the loan is only available for principal. Interest payable under the loan will not be forgiven but the SBA may pay the loan interest on forgiven amounts. On June 5, 2020, the Paycheck Protection Program Flexibility Act (the “PPP Flexibility Act”) was signed into law, extending the PPP Note forgiveness period from 8 weeks to 24 weeks after loan origination, reducing the required amount of payroll expenditures from 75% to 60%, removing the prior ban on borrowers taking advantage of payroll tax deferral after loan forgiveness and allowing for the amendment of the maturity date on existing loans from two years to five years. The Company did not amend the maturity date but intends to apply for loan forgiveness under the terms of the PPP Loan and expects the loan to be recorded as income when legal forgiveness is obtained. While the Company believes that its use of the loan proceeds satisfied the conditions for forgiveness of the loan, the Company cannot guarantee that it has not or will not take actions that could cause the Company to be ineligible for forgiveness of the loan, in whole or in part.